Exhibit 99

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018

Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,651,632.18

Principal:
Principal Collections	$38,941,838.86
Prepayments in Full	$49,979,193.42
Liquidation Proceeds	$0.00
Recoveries	$0.00

Sub Total	$88,921,032.28

Collections	$95,572,664.46

Purchase Amounts:
Purchase Amounts Related to Principal	$1,381,183.39
Purchase Amounts Related to Interest	$5,192.52

Sub Total	$1,386,375.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$96,959,040.37

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	1

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$96,959,040.37
Servicing Fee	$1,372,522.13	$1,372,522.13	$0.00	$0.00	$95,586,518.24
Interest—Class A-1 Notes	$89,112.75	$89,112.75	$0.00	$0.00	$95,497,405.49
Interest—Class A-2 Notes	$156,550.00	$156,550.00	$0.00	$0.00	$95,340,855.49
Interest—Class A-3 Notes	$255,640.00	$255,640.00	$0.00	$0.00	$95,085,215.49
Interest—Class A-4 Notes	$100,407.78	$100,407.78	$0.00	$0.00	$94,984,807.71
First Priority Principal Payment	$9,098,815.59	$9,098,815.59	$0.00	$0.00	$85,885,992.12
Interest—Class B Notes	$49,464.89	$49,464.89	$0.00	$0.00	$85,836,527.23
Second Priority Principal Payment	$47,360,000.00	$47,360,000.00	$0.00	$0.00	$38,476,527.23
Interest—Class C Notes	$42,093.33	$42,093.33	$0.00	$0.00	$38,434,433.90
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$6,864,433.90
Interest—Class D Notes	$51,564.33	$51,564.33	$0.00	$0.00	$6,812,869.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,812,869.57
Regular Principal Payment	$252,371,184.41	$6,812,869.57	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$96,959,040.37

Principal Payment:
First Priority Principal Payment	$9,098,815.59
Second Priority Principal Payment	$47,360,000.00
Third Priority Principal Payment	$31,570,000.00
Regular Principal Payment	$6,812,869.57

Total	$94,841,685.16

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$94,841,685.16	$278.62	$89,112.75	$0.26	$94,930,797.91	$278.88
Class A-2 Notes	$0.00	$0.00	$156,550.00	$0.34	$156,550.00	$0.34
Class A-3 Notes	$0.00	$0.00	$255,640.00	$0.47	$255,640.00	$0.47
Class A-4 Notes	$0.00	$0.00	$100,407.78	$0.64	$100,407.78	$0.64
Class B Notes	$0.00	$0.00	$49,464.89	$1.04	$49,464.89	$1.04
Class C Notes	$0.00	$0.00	$42,093.33	$1.33	$42,093.33	$1.33
Class D Notes	$0.00	$0.00	$51,564.33	$1.63	$51,564.33	$1.63

Total	$94,841,685.16	$58.89	$744,833.08	$0.46	$95,586,518.24	$59.35

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$340,400,000.00	1.0000000	$245,558,314.84	0.7213817
Class A-2 Notes	$454,500,000.00	1.0000000	$454,500,000.00	1.0000000
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000

Total	$1,610,360,000.00	1.0000000	$1,515,518,314.84	0.9411053

Pool Information
Weighted Average APR		4.583%		4.552%
Weighted Average Remaining Term		58.12		57.35
Number of Receivables Outstanding		73,859		70,878
Pool Balance		$1,647,026,558.63		$1,556,723,905.94
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,578,781,822.07		$1,490,761,184.41
Pool Factor		1.0000000		0.9451723

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$23,350,858.59
Yield Supplement Overcollateralization Amount	$65,962,721.53
Targeted Overcollateralization Amount	$72,843,314.53
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$41,205,591.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		131	$437.02
(Recoveries)		0	$0.00

Net Losses for Current Collection Period			$437.02
Cumulative Net Losses Last Collection Period			$0.00

Cumulative Net Losses for all Collection Periods			$437.02

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.37%	271	$5,752,374.51
61-90 Days Delinquent	0.01%	3	$93,481.20
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.38%	274	$5,845,855.71

Repossession Inventory:
Repossessed in the Current Collection Period		5	$210,154.47
Total Repossessed Inventory		5	$210,154.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0003%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0042%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer